Restructuring Charges - Prior Period Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 12,490	$ 7,753	$ 8,159
Resource Rationalizations 2017
Restructuring Reserve [Roll Forward]
Closing provision	3,097
Restructuring charges			7,753
Utilized	(1,015)	(4,656)
Closing provision	2,082	3,097
Resource Rationalizations 2017 | Workforce Reductions
Restructuring Reserve [Roll Forward]
Utilized	(5,399)
Resource Rationalizations 2016
Restructuring Reserve [Roll Forward]
Closing provision	317	1,791
Restructuring charges			8,159
Utilized	(317)	(1,474)	(6,305)
Foreign exchange			(63)
Closing provision	0	317	1,791
Resource Rationalizations 2016 | Workforce Reductions
Restructuring Reserve [Roll Forward]
Closing provision	0	393
Restructuring charges			6,190
Utilized	0	(393)	(5,734)
Foreign exchange			(63)
Closing provision	0	0	393
Resource Rationalizations 2016 | Onerous Lease
Restructuring Reserve [Roll Forward]
Closing provision	317	1,398
Restructuring charges			1,969
Utilized	(317)	(1,081)	(571)
Foreign exchange			0
Closing provision	$ 0	$ 317	$ 1,398